Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Net earnings	$ 1,971.2	$ 817.9
Items that may be subsequently reclassified to net earnings
Net unrealized foreign currency translation gains (losses) on foreign operations	101.4	(661.2)
Share of other comprehensive loss of associates, excluding net losses on defined benefit plans	(37.7)	(49.1)
Items that may be subsequently reclassified to net earnings	(77.2)	(486.9)
Items that will not be subsequently reclassified to net earnings
Net gains (losses) on defined benefit plans	(69.3)	10.2
Share of net losses on defined benefit plans of associates	(41.3)	(44.0)
Items that will not be subsequently reclassified to net earnings	(110.6)	(33.8)
Other comprehensive loss, net of income taxes	(187.8)	(520.7)
Comprehensive income	1,783.4	297.2
Attributable to:
Shareholders of Fairfax	1,857.7	65.5
Non-controlling interests	(74.3)	231.7
Comprehensive income	1,783.4	297.2
Income tax on items that may be subsequently reclassified to net earnings
Net unrealized foreign currency translation gains (losses) on foreign operations	(4.3)	2.9
Share of other comprehensive loss of associates, excluding net losses on defined benefit plans	(7.3)	4.6
Income tax on items that may be subsequently reclassified to net earnings	(11.6)	7.5
Income tax on items that will not be subsequently reclassified to net earnings
Net gains (losses) on defined benefit plans	29.8	(2.0)
Share of net losses on defined benefit plans of associates	6.5	5.6
Income tax on items that will not be subsequently reclassified to net earnings	36.3	3.6
Total income tax recovery	24.7	11.1
Canada
Statement [Line Items]
Net earnings	104.1	7.3
Items that may be subsequently reclassified to net earnings
Gains (losses) on hedge of net investment	(105.6)	166.3
Europe
Items that may be subsequently reclassified to net earnings
Gains (losses) on hedge of net investment	$ (35.3)	$ 57.1